Property, plant and equipment (Details) - EUR (€) € in Thousands		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment
Balance, at the beginning of the year		€ 16,590
Balance, at the end of the year		8,147	€ 16,590
COVID-19
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of property, plant and equipment	8 months
Property, plant and equipment
Depreciation		€ 4,138
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of property, plant and equipment		33 years
Property, plant and equipment
Balance, at the beginning of the year		€ 2,773
Balance, at the end of the year		2,463	2,773
Plant
Property, plant and equipment
Balance, at the beginning of the year		5,869
Balance, at the end of the year		2,944	5,869
Other equipment, furniture and fixtures
Property, plant and equipment
Balance, at the beginning of the year		7,948
Balance, at the end of the year		2,740	7,948
Cost
Property, plant and equipment
Balance, at the beginning of the year		30,073	17,696
Reclass from (to) right-of-use assets		1,165	3,099
Additions		2,915	9,890
Disposal		(1,097)	(612)
Balance, at the end of the year		33,056	30,073
Cost | Buildings
Property, plant and equipment
Balance, at the beginning of the year		3,359	3,254
Additions		5	105
Balance, at the end of the year		3,364	3,359
Cost | Plant
Property, plant and equipment
Balance, at the beginning of the year		14,124	9,730
Reclass from (to) right-of-use assets		1,165	3,099
Additions		144	1,295
Disposal		(379)
Balance, at the end of the year		15,054	14,124
Cost | Other equipment, furniture and fixtures
Property, plant and equipment
Balance, at the beginning of the year		12,590	4,712
Additions		2,766	8,490
Disposal		(718)	(612)
Balance, at the end of the year		14,638	12,590
Accumulated depreciation, amortization and impairment
Property, plant and equipment
Balance, at the beginning of the year		(13,483)	(9,320)
Reclass from (to) right-of-use assets		(493)	(1,107)
Disposal		374	44
Depreciation		11,307	3,100
Balance, at the end of the year		(24,909)	(13,483)
Accumulated depreciation, amortization and impairment | Buildings
Property, plant and equipment
Balance, at the beginning of the year		(586)	(392)
Depreciation		315	194
Balance, at the end of the year		(901)	(586)
Accumulated depreciation, amortization and impairment | Plant
Property, plant and equipment
Balance, at the beginning of the year		(8,255)	(6,155)
Reclass from (to) right-of-use assets		(493)	(1,107)
Disposal		157
Depreciation		3,519	993
Balance, at the end of the year		(12,110)	(8,255)
Accumulated depreciation, amortization and impairment | Other equipment, furniture and fixtures
Property, plant and equipment
Balance, at the beginning of the year		(4,642)	(2,773)
Disposal		217	44
Depreciation		7,473	1,913
Balance, at the end of the year		€ (11,898)	€ (4,642)